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Western-Southern Life Assurance Company Separate Account 2
400 Broadway
Cincinnati, Ohio  45202

May 14, 1998

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Western-Southern Life Assurance Company Separate Account 2
         Rule 497(j) Certification for Post-Effective Amendment No. 6 to Registration Statement on Form N-4 for Touchstone Advisors Variable
           Annuity Contracts
         File No. 033-79906 and 811-8550

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Western-Southern Life Assurance Company Separate Account 2 (the "Registrant") hereby certifies that the form of the Prospectus and Statement of Additional Information dated May 1, 1998 for the Touchstone Advisors Variable Annuity Contracts that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Post-Effective Amendment No. 6 to the Registrant's Registration Statement (the "Amendment"). The Amendment is the most recent amendment to such Registration Statement and was filed electronically on April 30, 1998.

         Please address any questions or comments to Karen M. McLaughlin at
(513) 651-6199.

                                         Very truly yours,

                                         WESTERN-SOUTHERN LIFE ASSURANCE
                                         COMPANY SEPARATE ACCOUNT 2
                                         by
                                         WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                         By:      /s/ EDWARD S. HEENAN
                                                  Vice President and Comptroller